Basis of Presentation	12 Months Ended
Dec. 31, 2017
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Basis of Presentation
Note 2	Basis of Presentation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”). The company has consistently applied the same accounting policies throughout all periods presented, as if these policies had always been in effect.

The company is a foreign private issuer in the US that, as of January 1, 2018, files its consolidated financial statements with the United States Securities and Exchange Commission (the “SEC”) on foreign private issuer forms permitted under the Multijurisdictional Disclosure System between the United States and Canada. In addition, the company is permitted to file with the SEC its audited consolidated financial statements under IFRS without a reconciliation to US generally accepted accounting principles (“US GAAP”). As a result, the company does not prepare a reconciliation of its results to US GAAP. It is possible that certain of its accounting policies could be different from US GAAP.

These consolidated financial statements were authorized by the Board of Directors for issue on February 20, 2018.

These consolidated financial statements were prepared under the historical cost convention, except for certain items as discussed in the applicable accounting policies.

Where an accounting policy is applicable to a specific note to the statements, the policy is described within that note, with the related financial disclosures by major caption as noted in the table below. Certain of the company’s accounting policies that relate to the financial statements as a whole, as well as estimates and judgments it has made and how they affect the amounts reported in the consolidated financial statements, are disclosed in Note 31. New standards and amendments or interpretations that were either effective and applied by the company during 2017 or that were not yet effective are described in Note 31.

Note	Topic	Accounting Policies	Accounting Estimates and Judgments	Page
3	Revenue recognition	X	X	66
4	Cost of goods sold	X		70
4	Selling and administrative expenses	X		70
8	Income taxes	X	X	72
10	Cash equivalents	X		77
11	Receivables	X	X	78
12	Inventories	X	X	79
13	Property, plant and equipment	X	X	80
14	Other assets		X	83
15	Intangible assets	X	X	84
17	Derivative instruments	X	X	86

18	Provisions for asset retirement, environmental and other obligations	X	X	87
19	Investments	X	X	90
21	Long-term debt	X		95
24	Commitments	X	X	99
25	Guarantees	X		100
26	Pension and other post-retirement benefits	X	X	101
27	Share-based compensation	X	X	108
28	Related party transactions	X		111
29	Fair value and offsetting of financial instruments	X	X	112
30	Contingencies	X	X	118
32	Merger of equals with Agrium	X	X	125